Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Inventory – work in progress	$ 4,173,898	$ 4,480,440	$ 1,494,795
Inventory – work in progress shipping and consumables	735,636	640,675	373,979
Inventory – work in progress labor	796,800	699,087	421,880
Resale inventory	1,046,995	931,990	1,110,620
Finished goods	3,139,558	3,832,907	5,748,234
Overhead costs allocated to inventory	546,809	596,707	458,258
Total inventory	$ 10,439,696	$ 11,181,806	$ 9,607,766